Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 13: INTANGIBLE ASSETS

	Notes	Systems software	Access rights to electricity	Total
Cost
Balance as of January 1, 2024		5,150	3,801	8,951
Additions		—	912	912
Balance as of December 31, 2024		5,150	4,713	9,863

Accumulated amortization
Balance as of January 1, 2024		5,138	113	5,251
Amortization		12	561	573
Balance as of December 31, 2024		5,150	674	5,824

Net book value as of December 31, 2024		—	4,039	4,039
		Systems software	Access rights to electricity	Total
Cost
Balance as of January 1, 2023		5,150	—	5,150
Additions related to asset acquisitions	5	—	3,801	3,801
Balance as of December 31, 2023		5,150	3,801	8,951

Accumulated amortization
Balance as of January 1, 2023		5,117	—	5,117
Amortization		21	113	134
Balance as of December 31, 2023		5,138	113	5,251

Net book value as of December 31, 2023		12	3,688	3,700

2024 additions related to access rights to electricity

In April 2023, the Company received approval from the power supplier in Washington State, United States, for a 6 MW expansion. During the second quarter of 2023, the Company began constructing an additional data center on Company-owned land and paid $912 to the power supplier for establishing the connection, which was capitalized as long-term deposits, equipment, prepayments and other. During the year ended December 31, 2024, the power supplier established the electricity connection, allowing the Company to access the 6 MW of hydro power capacity. As a result, the balance of $912 was reclassified from long-term deposits, equipment, prepayments and other to intangible assets.

2023 additions related to acquisitions of assets

During the year ended December 31, 2023, the Company made three acquisitions of groups of assets, resulting in additional access rights to electricity. The access rights represent a contractual right to hydro power capacity and are classified as intangible assets. The assets acquired, including the intangible assets, and the liabilities assumed were recognized and measured by allocating the fair value of the consideration paid to their relative fair values at the closing date of the transactions. Refer to Note 5 for more details.

The following table summarizes the access rights to electricity:

Year	Location	Additions to intangibles ($)	Original capacity		Term of contractual access rights	Amortization method and period
2024	Washington State, United States	912	6 MW		No termination date	Declining balance 4%
		912	6 MW

2023	Baie-Comeau, Quebec, Canada	2,315	22 MW		No termination date	Straight-line over the lease term of the data center
2023	Paso Pe, Paraguay	1,065	50 MW	*	Ending in December 31, 2027	Straight-line over the access rights period
2023	Yguazu, Paraguay	421	100 MW	**	Ending in December 31, 2027	Straight-line over the access rights period
		3,801	172 MW

		4,713	178 MW

*	In November 2023, the Company finalized an amendment to the existing contract for an additional 20 MW of energy capacity for a total capacity of 70 MW.

**	In May 2024, the Company finalized an amendment to the existing contract for an additional 100 MW of energy capacity for a total capacity of 200 MW.